STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY - Activities during the year (Details) - USD ($)		1 Months Ended								7 Months Ended	12 Months Ended
	May 29, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Oct. 31, 2024	Aug. 31, 2024	Feb. 29, 2024	Dec. 31, 2023	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2024	Jul. 31, 2025	Oct. 17, 2024
STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY
Common stock, par value per share								$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Deemed fair value	$ 0.61				$ 0.61					$ 0.61	$ 0.61
Proceeds from issuance of common stock			$ 4,692,172
Stock issuance costs											$ 579,370	$ 6,463
Common stock shares to consultants					300,000					200,000		300,000
Value of common stock shares to consultants											137,250	$ 183,000
Obligation to issue shares												$ 167,750
Threshold restriction period for transfer			1 year
Shares issued for stock issuance costs	570,810
Incorporation offering
STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY
Common stock issued									408
Common stock, par value per share									$ 0.0001
Common stock issuance price									$ 0.00245
Proceeds from issuance of common stock									$ 1
Private placement offering
STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY
Common stock issued		380,870		2,794,173	1,820,540	5,489,775	1,428,566	89,081,291
Common stock, par value per share		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock issuance price		$ 0.61		$ 0.61	$ 0.61	$ 0.0245	$ 0.00245	$ 0.00245
Proceeds from issuance of common stock		$ 232,331		$ 1,704,452	$ 1,110,529	$ 13,450	$ 3,500	$ 218,250
Professional fee expense paid through shares											15,250
Regulation crowdfunding offering
STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY
Common stock issued		453,055	7,692,086
Common stock, par value per share		$ 0.0001	$ 0.0001
Common stock issuance price		$ 0.61	$ 0.61
Proceeds from issuance of common stock		$ 276,364
Professional fee expense paid through shares											$ 122,000